Investment (Details) - USD ($)	Apr. 30, 2021	Apr. 30, 2020
Equity Method Investments and Joint Ventures [Abstract]
Netcapital DE LLC	$ 48,128	$ 44,482
Watch Party LLC	235,400
Zelgor Inc.	1,400,000
ChipBrain LLC	1,704,480
Vymedic, Inc.	20,000
Deuce Drone LLC	2,350,000	822,500
KingsCrowd LLC	540,000	540,000
Total Investments at cost	$ 6,298,008	$ 1,406,982